Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 732	$ 1,587	$ (660)	$ 1,625
Return on plan assets (excluding interest based on discount rate)	(882)	(977)	(1,679)	(1,000)
Total remeasurements of employee benefit plans	(150)	610	(2,339)	625
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	46	147	(89)	148
Experience adjustments	(1)	(7)	(4)	(9)
Total remeasurements of employee benefit plans	$ 45	$ 140	$ (93)	$ 139